IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated December 14, 2012

to the Prospectus, Summary Prospectus and

Statement of Additional Information (“SAI”)

dated January 1, 2012

for the iShares MSCI New Zealand Investable Market Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on February 11, 2013 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares MSCI New Zealand Investable Market Index Fund	iShares MSCI New Zealand Capped Investable Market Index Fund
Underlying Index	MSCI New Zealand Investable Market Index	MSCI New Zealand IMI 25/50 Index
Investment Policy	The iShares MSCI New Zealand Investable Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI New Zealand Investable Market Index.	The iShares MSCI New Zealand Capped Investable Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI New Zealand IMI 25/50 Index.
Description of Underlying Index	The MSCI New Zealand Investable Market Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of equity securities listed on stock exchanges in New Zealand.	The MSCI New Zealand IMI 25/50 Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of equity securities listed on stock exchanges in New Zealand. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the MSCI New Zealand IMI 25/50 Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the MSCI New Zealand IMI 25/50 Index cannot exceed a maximum of 50% of the weight of the MSCI New Zealand IMI 25/50 Index in the aggregate.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-ENZL-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated December 14, 2012

to the Prospectus, Summary Prospectus

and Statement of Additional Information (“SAI”)

dated January 1, 2012

for the iShares MSCI Poland Investable Market Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on February 11, 2013 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares MSCI Poland Investable Market Index Fund	iShares MSCI Poland Capped Investable Market Index Fund
Underlying Index	MSCI Poland Investable Market Index	MSCI Poland IMI 25/50 Index
Investment Policy	The iShares MSCI Poland Investable Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Poland Investable Market Index.	The iShares MSCI Poland Capped Investable Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Poland IMI 25/50 Index.
Description of Underlying Index	The MSCI Poland Investable Market Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of equity securities listed on stock exchanges in Poland.	The MSCI Poland IMI 25/50 Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of equity securities listed on stock exchanges in Poland. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the MSCI Poland IMI 25/50 Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the MSCI Poland IMI 25/50 Index cannot exceed a maximum of 50% of the weight of the MSCI Poland IMI 25/50 Index in the aggregate.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-EPOL-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE